Reporting Entity	9 Months Ended
Dec. 31, 2022
Reporting Entity [Abstract]
Reporting entity

1.Reporting entity:

Neptune Wellness Solutions Inc. (the “Company” or “Neptune”) is incorporated under the Business Corporations Act (Québec) (formerly Part 1A of the Companies Act (Québec)). The Company is domiciled in Canada and its registered office is located at 100-545 Promenade du Centropolis, Laval, Québec. The condensed consolidated interim financial statements of the Company comprise the Company and its subsidiaries, Biodroga Nutraceuticals Inc. (“Biodroga”), SugarLeaf Labs, Inc. (“SugarLeaf”), 9354-7537 Québec Inc., Neptune Holding USA, Inc., Neptune Health & Wellness Innovation, Inc., Neptune Forest, Inc., Neptune Care, Inc. (formerly known as Neptune Ocean, Inc.), Neptune Growth Ventures, Inc., 9418-1252 Québec Inc., Neptune Wellness Brands Canada, Inc. and Sprout Foods, Inc. (“Sprout”). All subsidiaries are wholly-owned, except for Sprout for which the Company has a 50.1% interest.

Neptune is a diversified and fully integrated health and wellness company. Through its flagship consumer-facing brands, Neptune Wellness, Forest Remedies™, Biodroga, MaxSimil®, Sprout®, Nosh® and NurturMe®, Neptune is redefining health and wellness by building a broad portfolio of natural, plant-based, sustainable and purpose-driven lifestyle brands and consumer packaged goods products in key health and wellness markets, including nutraceuticals, organic baby food, personal care and home care.

On June 8, 2022, Neptune announced the launch of a new Consumer Packaged Goods (“CPG”) focused strategic plan to reduce costs, improve the Company’s path to profitability and enhance current shareholder value. This plan builds on the Company’s initial strategic review that took place in fall of 2021 and focuses on two primary actions: (1) the divestiture of the Company’s Canadian cannabis business and (2) a realignment of focus and operational resources toward increasing the value of Neptune’s CPG business.

Sale of Cannabis Assets

On October 17, 2022, Neptune announced an agreement to sell substantially all of its Cannabis assets (including, but not limited to, the production facility located in Sherbrooke, Québec and certain legal entities including various related brand names and trademarks, including MoodRing and PanHash) to PurCann Pharma Inc. These assets were reported as Assets Held For Sale (“AHFS”) as of September 30, 2022. On November 9, 2022 the sale to PurCann Pharma Inc. was completed.

Share consolidation and delisting from TSX

On June 9, 2022, Neptune announced the completion of the Company’s proposed consolidation of its common shares (the “Common Shares”) on the basis of one (1) post-consolidation Common Share for every thirty-five (35) pre-consolidation Common Shares (the “Share Consolidation”). The post-consolidation Common Shares commenced trading on the Nasdaq and the TSX at the market open on June 13, 2022. The Share Consolidation reduced the number of Common Shares issued and outstanding from approximately 198 million Common Shares to approximately 5.7 million Common Shares as at June 13, 2022. These consolidated financial statements have been retroactively adjusted to reflect the Share Consolidation. As a result, the number of common shares, options, deferred share units (“DSUs”), restricted share units (“RSUs”), restricted shares and warrants, issuance and exercise prices of options, DSUs, RSUs, restricted shares and warrants, loss per share reflect the Share Consolidation.

On July 29, 2022, Neptune announced that it has applied and received approval for a voluntary delisting of its common shares from the Toronto Stock Exchange (“TSX”). The delisting from the TSX will not affect the Company’s listing on the Nasdaq Capital Market (“Nasdaq”). Neptune’s common shares were delisted from the TSX at the close of trading on August 15, 2022.

Going concern

These condensed consolidated interim financial statements have been prepared on a going concern basis, which presumes that the Company will continue realizing its assets and discharging its liabilities in the normal course of business for the foreseeable future. The Company has incurred significant operating losses and negative cash flows from operations since inception. To date, the Company has financed its operations primarily through the public offering and private placement of Common Share units, consisting of Common Shares and warrants, and convertible debt, the proceeds from research grants and research tax credits, and the exercises of warrants, rights and options. For the nine-month period ended December 31, 2022, the Company incurred a net loss of $44.3 million and negative cash flows from operations of $20.7 million, and had an accumulated deficit of $357.1 million as of December 31, 2022. For the year ended March 31, 2022, the Company incurred a net loss of $84.4 million and negative cash flows from operations of $54.3 million. Furthermore, as at December 31, 2022, the Company’s current liabilities and expected level of expenses for the next twelve months exceed cash on hand of $3.4 million and its total current liabilities exceed its total current assets. Accordingly, the Company is required to actively manage its liquidity and expenses and payments of payables are not being made as the amounts become due for certain suppliers.

The Company currently has no committed sources of financing available other than from the transactions completed after period-end from the debt financing and the accounts receivable factoring facility (see note 18).

As of the date these financial statements are authorized for issuance, the cash balance is expected to be sufficient to operate the business for the next one to two months under the current business plan. The Company requires funding in the very near term in order to continue its operations. If the Company is unable to obtain funding in the near-term, it may have to cease operations and liquidate its assets.

These conditions cast substantial doubt about the Company’s ability to continue as a going concern.

Going forward, the Company will seek additional financing in various forms. To achieve the objectives of its business plan, Neptune plans to raise the necessary funds through additional securities offerings and the establishment of strategic alliances. The ability of the Company to complete the needed financing and ultimately achieve profitable operations is dependent on a number of factors outside of the Company’s control. The Company’s business plan is dependent upon, among other things, its ability to achieve and maintain profitability, continue to obtain adequate ongoing debt and/or equity financing to finance operations within and beyond the next twelve months. See note 18 regarding a new debt issuance in January 2023 and related waiver.

While the Company has been successful in obtaining financing from public issuances and private placements, there is no certainty as to future financings.

These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the going concern basis not be valid. These adjustments could be material.